Annual Fund Operating Expenses - ClearBridge Small Cap Growth Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.17%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.92%
Class FI
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.19%
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.46%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.90%
Class 1
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.92%
Class IS
Operating Expenses:
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.78%